Intangible assets	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible assets

Note 7- Intangible assets

Intangible assets consisted of the following:

	December 31, 2024	June 30, 2025
	S$’000	S$’000

At cost:
Purchase software	59	90
Less : Amortization	(1)	(8)
Total	58	82

Amortization expense for the period ended June 30, 2024 and 2025 were approximately to S$ 1,000 and S$8,000, respectively, recognize under general and administrative expenses.

NOTE 7 – INTANGIBLE ASSETS

Intangible assets consisted of the following:

	Years ended December 31,
	2023	2024
	S$’000	S$’000
At cost:
Purchase software	-	59
Less : Amortization of software	-	(1)

Total	-	58

Amortization expense for the years ended December 31, 2022, 2023 and 2024 were S$ nil, S$ nil and S$1,000, respectively, recognize under general and administrative expenses.